INCOME TAX	12 Months Ended
Dec. 31, 2022
INCOME TAX
INCOME TAX

4.    INCOME TAX

Tax inflation adjustment

Law 27,430 introduced a modification in which it established that the subjects referred to in subparagraphs a) to e) of article 53 of the current Income Tax Law, for the purpose of determining the net taxable income, should deduct or incorporate to the tax result of the year the adjustment for tax inflation. Said adjustment would be applicable in the fiscal year in which the accumulated 3 year inflation rate determined using the consumer price index is greater than 100%.

The positive or negative inflation adjustment, as the case may be, that must be calculated, would be allocated as follows: the first and second fiscal years beginning on or after January 1, 2019, a sixth (1/6) should be allocated in that fiscal period and the remaining five sixths (5/6), in equal parts, in the five (5) immediately following fiscal periods. Subsequently, and for the years beginning on or after.

Since January 1, 2021, the allocation of the inflation adjustment will be made in its entirety (100%), without any deferral. In this sense, in the current fiscal period the Group has computed the entire inflation adjustment calculated for this year.

Grupo Supervielle, considering the jurisprudence on this matter evaluated by the legal and tax advisors, submitted to the Federal Administration of Public Revenues (AFIP) its annual income tax return for the fiscal period 2020 considering the total effect of the inflation adjustment.

Tax rate

On June 16, 2021, Law 27,630 was enacted, which establishes for capital companies a new structure of staggered rates for income tax with three segments in relation to the level of accumulated net taxable profit, applicable to fiscal years beginning on or after January 1, 2021, inclusive.

The new Tax rates are:

• Up to $5,000,000 of the accumulated taxable net profit: they will pay a tax of 25%;

• More than $5,000,000 and up to $50,000,000 of accumulated taxable net income: they will pay a fixed amount of $1,250,000 plus a tax 30% rate on the excess of $5,000,000.

• More than $50,000,000 of accumulated taxable net income: they will pay a fixed amount of $14,750,000 plus a tax 35% rate on the excess of $50,000,000.

The amounts provided above will be adjusted annually as of January 1, 2022, based on the annual variation of the Consumer Price Index (CPI) provided by the National Institute of Statistics and Censuses (INDEC), corresponding to the month of October year prior to the adjustment, with respect to the same month of the previous year.

Dividend tax: it is established that dividends or profits distributed to individuals, undivided estates or foreign beneficiaries will be taxed at the rate of 7%.

The following is a reconciliation between the income tax charged to income as of December 31, 2022,  2021 and 2020 and that which would result from applying the current tax rate on the accounting profit

	12/31/2022	12/31/2021	12/31/2020
Income before taxes	(8,620,431)	(2,837,061)	12,268,101
Tax rate	34%	28%	30%
Income for the year at tax rate	(2,967,601)	(780,253)	3,680,430
Permanent differences at tax rate:
Contribution SGR (Mutual Guarantee Societies)	(187,991)	(562,465)	(955,901)
Tax inflation adjustment	(2,187,304)	218,198	(42,460)
Income tax return	34,862	51,612	(50,359)
Effect of tax rate change on deferred tax	1,712,213	1,483,722	(1,675,998)
Non-deductible results	9,807	134,427	1,019,271
Income tax	(3,586,014)	545,241	1,974,983

4.1Deferred tax

The net position of the deferred tax is as follows:

	12/31/2022	12/31/2021
Deferred tax assets	12,196,868	6,301,474
Deferred tax liability	(181,543)	(120,258)
Net assets by deferred tax	12,015,325	6,181,216

Deferred taxes to be recovered in more than 12 months	9,993,005	3,129,388
Deferred taxes to be recovered in 12 months	2,203,863	3,172,086
Subtotal – Deferred tax assets	12,196,868	6,301,474
Deferred taxes to be paid in more than 12 months	(810,164)	(165,323)
Deferred taxes to be paid in 12 months	628,621	45,065
Subtotal – Deferred tax liabilities	(181,543)	(120,258)
Total Net Assets by deferred Tax	12,015,325	6,181,216

According to the analysis carried out by Grupo Supervielle, it is considered that the assets detailed above meet the requirements to consider them recoverable.

Deferred tax assets / (liabilities) are summarized as follows:

	Balance at	(Charge)/Credit	Balance at
	12/31/2021	to Income/OCI	12/31/2022
Intangible assets	(2,837,272)	63,842	(2,773,430)
Loan Loss Reserves	2,945,323	(994,337)	1,950,986
Property, plant and equipment	(7,770,156)	5,174,798	(2,595,358)
Foreign Currency	(101,579)	—	(101,579)
Tax Loss Carry Forward	7,678,038	4,422,707	12,100,745
Inflation adjustment credit	3,839,317	(1,020,424)	2,818,893
Provisions	592,442	(57,395)	535,047
Others	1,835,103	(1,755,082)	80,021
Total	6,181,216	5,834,109	12,015,325

	Balance at	(Charge)/Credit	Balance at
	12/31/2020	to Income	12/31/2021
Intangible assets	(2,869,705)	32,433	(2,837,272)
Retirement plans	340,596	(340,596)	-
Loan Loss Reserves	6,403,000	(3,457,677)	2,945,323
Property, plant and equipment	(3,462,205)	(4,307,951)	(7,770,156)
Foreign Currency	(126,072)	24,493	(101,579)
Tax Loss Carry Forward	660,569	7,017,469	7,678,038
Repo transactions	7,418,431	(3,579,114)	3,839,317
Provisions	415,102	177,340	592,442
Others	846,278	988,825	1,835,103
Total	9,625,994	(3,444,778)	6,181,216

	12/31/2022
Year of generation	Amount	Year Due	Deferred Tax Assets
2019	9,601	2024	3,360
2020	2,338	2025	818
2021	15,715,468	2026	5,500,414
2022	18,846,152	2027	6,596,153
Total	34,573,558		12,100,745